Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions
Schedule of transactions with TELUS Corporation

	2020			2019			2018
	TELUS	Subsidiaries		TELUS	Subsidiaries		TELUS	Subsidiaries
As at, or Year Ended	Corporation	of TELUS		Corporation	of TELUS		Corporation	of TELUS
December 31 (millions)	(parent)	Corporation	Total	(parent)	Corporation	Total	(parent)	Corporation	Total
Transactions with TELUS Corporation and subsidiaries
Revenues from services provided to	$—	$310.2	$310.2	$—	$267.7	$267.7	$—	$203.2	$203.2
Goods and services purchased (from)	—	(29.2)	(29.2)	—	(4.9)	(4.9)	—	(5.4)	(5.4)
	—	281.0	281.0	—	262.8	262.8	—	197.8	197.8
Receipts from related parties	(0.2)	(283.8)	(284.0)	(0.2)	(251.3)	(251.5)	—	(199.3)	(199.3)
Payments to related parties	38.0	—	38.0	27.3	—	27.3	19.4	—	19.4
Payments made by related parties on our behalf	(13.8)	(5.1)	(18.9)	(26.1)	(9.5)	(35.6)	(15.0)	(12.1)	(27.1)
Issuance of Common A Shares	—	—	—	—	—	—	25.7	—	25.7
Foreign currency adjustments	—	(2.2)	(2.2)	0.1	—	0.1	0.7	(0.3)	0.4
Change in balance	24.0	(10.1)	13.9	1.1	2.0	3.1	30.8	(13.9)	16.9
Accounts with TELUS Corporation and subsidiaries
Balance, beginning of year	3.0	1.2	4.2	1.9	(0.8)	1.1	(28.9)	13.1	(15.8)
Balance, end of year	$27.0	$(8.9)	$18.1	$3.0	$1.2	$4.2	$1.9	$(0.8)	$1.1
Accounts with TELUS Corporation and subsidiaries
Due from	$27.0	$22.1	$49.1	$3.0	$27.2	$30.2	$3.1	$18.3	$21.4
Due to	—	(31.0)	(31.0)	—	(26.0)	(26.0)	(1.2)	(19.1)	(20.3)
	$27.0	$(8.9)	$18.1	$3.0	$1.2	$4.2	$1.9	$(0.8)	$1.1

Summary of transactions with key management personnel

Years Ended December 31 (millions)	2020	2019	2018
Short‑term benefits	$3.9	$3.2	$3.0
Post‑employment pension(1) and other benefits	$1.0	$0.6	$0.5
Share‑based compensation	$5.1	$6.0	$3.8
(1)

Some of our Senior Leadership Team members are members of our Pension Plan for Management and Professional Employees of TELUS Corporation and certain other non-registered, non-contributory supplementary defined benefit pension plans.